SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2014
SHARE-BASED COMPENSATION.
SHARE-BASED COMPENSATION

14.SHARE-BASED COMPENSATION

On November 13, 2009, the Company adopted a Stock Incentive Plan, which allows the Company to grant its employees, directors and consultants awards including option, stock appreciation right, dividend equivalent right, restricted stock and other right or benefit. The maximum aggregate number of shares which may be issued pursuant to all awards is 11,146,151 shares. The term of an incentive stock option shall be no more than ten years from the date of grant thereof. However, in the case of an incentive stock option granted to a grantee who, at the time the option is granted, owns stock representing more than ten percent of the voting power of all classes of stock of the Company or any parent or subsidiary of the Company, the term of the incentive stock option shall be five years from the date of grant thereof or such shorter term as may be provided in the award agreement.

In December 2010 and May 2013, the Company revised the Stock Incentive plan. According to Amended and Restated 2009 Equity Incentive Plan, the share limit shall initially be 11,146,151 and shall automatically increase on January 1 of each calendar year during the term of this plan, commencing with January 1, 2011, by an amount equal to (i) 1% of the total number of shares issued and outstanding on December 31 of the immediately preceding calendar year and (ii) such number of shares as may be established by the board of directors or the Compensation Committee. Moreover, the option price per share shall be determined by the Compensation Committee, but shall not be less than, (i) with respect to options granted to individuals subject to taxation in the United States, 100% of the fair market value of a share, and (ii) with respect to all other options, 85% of the fair market value of a share, in each case, on the date an option is granted. The share limit was 19,504,380, and 738,791 shares were available for future grant as of December 31, 2014.

Stock options

In February 2012, concurrent with an officer’s resignation in February 2012, 417,979 of his share options, which would have been forfeited upon his resignation, were modified to vest on March 15, 2012 and became exercisable within six months of his resignation. The incremental share-based compensation expenses of $339 as of the modification date were recognized immediately.

On August 22, 2012, the Company granted 2,089,904 share options to an employee with an exercise price of $1.65 per share, for which 50% of the share options vest on May 22, 2013 and 2014, respectively.

On December 18, 2012, the Company granted 655,902 share options to another employee with an exercise price of $1.26 per Share. 1/8 of the share options vested on May 22, 2013, and 1/8 of the share options vest every six months thereafter over next 3.5 years.

On June 23, 2014, the Company granted 1,080,000 share options to employees with an exercise price of $2.175 per share. 25% of the share options granted will be vest on each of the four anniversaries of the date of grant thereof.

On December 4, 2014, the Company granted 65,000 share options to employees with an exercise price of $1.18 per share. 25% of the share options granted will be vest on each of the four anniversaries of the date of grant thereof.

	Outstanding options
		Weighted	Weighted average	Weighted average	Aggregate
	Number of	average	grant-date	remaining contractual	intrinsic
	options	exercise price	fair value	Term (Years)	value

Options outstanding at January 1, 2012	9,550,652	$1.31	$1.24
Granted	2,745,806	$1.55	$0.66
Exercised	(679,402)	$0.99	$1.24
Forfeited	(4,341,736)	$1.68	$1.24

Options outstanding at December 31, 2012	7,275,320	$1.20	$1.02
Exercised	(2,445,482)	$1.01	$1.21
Forfeited	(259,458)	$0.99	$1.24

Options outstanding at December 31, 2013	4,570,380	$1.32	$0.91
Granted	1,145,000	$2.12	$0.93
Exercised	(1,122,546)	$1.20	$1.04
Forfeited	(13,440)	$0.99	$1.24

Options outstanding at December 31, 2014	4,579,394	$1.55	$0.88	7.38	$255

Options vested and expected to vest as of December 31, 2014	4,443,294	$1.53	$0.88	7.32	$255
Option exercisable as of December 31, 2014	3,106,443	$1.37	$0.88	6.54	$254

The total intrinsic value of options exercised during the years ended December 31, 2012, 2013 and 2014 were $345, $2,763 and $2,502, respectively.

The Company recorded share-based compensation expenses of $1,752, $1,900 and $892 for the years ended December 31, 2012, 2013 and 2014, respectively. As of December 31, 2014, there was $1,047 of share-based compensation related to stock options that is expected to be recognized over a weighted average period of 3.1 years.

During the three years ended December 31, 2014, two batches of options were granted in 2012 and one batch of option was granted in 2014. The fair value of options granted was estimated on the date of grant using the binomial option pricing model with the following assumptions:

Year ended
December 31, 2012

Weighted average expected volatility	57.9%
Weighted average risk-free interest rate	1.8%
Weighted average expected dividend yield	0%
Weighted average fair value of the underlying ordinary shares	$1.21 per share
Weighted average exercise multiple	2.8 times

Year ended
December 31, 2014

Weighted average expected volatility	58.2%
Weighted average risk-free interest rate	2.7%
Weighted average expected dividend yield	3.9%
Weighted average fair value of the underlying ordinary shares	$2.12 per share
Weighted average exercise multiple	2.5 times

(1)	Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of the Company and comparable listed companies over a period comparable to the contractual term of the options.

(2)	Risk-free interest rate

Risk-free interest rate was estimated based on the yield of treasury bonds of the United States with a maturity period similar to the contractual term of the options.

(3)	Dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the contractual term of the options.

(4)	Fair value of underlying ordinary shares

The closing market price of the ordinary shares of the Company as of the grant date was used as the fair value of the ordinary shares on that date.

(5)	Exercise multiple

Exercise multiple represents the value of the underlying share or stock price as a multiple of exercise price of the option which, if achieved, results in exercise of the option.

Nonvested shares

In the years ended December 31, 2012, 2013 and 2014, the Company granted 1,888,313, 6,001,339 and 1,139,988 nonvested shares to employees and consultants, respectively. Nonvested shares generally vest over a period ranged from one to four years. Out of the nonvested shares granted, the vesting of 6,000,000 shares granted in July 2013 is subject to certain performance conditions such as target revenue and earnings before interest expenses and income taxes. In November 2014, the Company revised the performance conditions and extended the vesting period for one more year in relation to such 6,000,000 nonvested shares. There was no incremental compensation expense resulting from the modification.

The grant-date fair value of nonvested shares was determined based on the closing price of the Company’s ADSs on New York Stock Exchange on such dates.

A summary of the nonvested shares activity is as follows:

	Number of	Weighted average	Aggregate
	Nonvested	grant-date	intrinsic
	shares outstanding	fair value	value

Nonvested shares outstanding at January 1, 2012	1,487,418	$4.15
Granted	1,888,313	$1.32
Forfeited	(275,303)	$4.30
Vested	(348,062)	$4.16

Nonvested shares outstanding at December 31, 2012	2,752,366	$2.19
Granted	6,001,339	$1.69
Forfeited	(397,857)	$3.07
Vested	(788,064)	$2.15

Nonvested shares outstanding at December 31, 2013	7,567,784	$1.69
Granted	1,139,988	$2.71
Forfeited	(292,496)	$2.08
Vested	(1,362,214)	$2.48

Nonvested shares outstanding at December 31, 2014	7,053,062	$1.68	$8,428

Nonvested shares vested and expected to vest at December 31, 2014	6,965,933	$1.67	$8,324

The total fair value of shares vested during the year ended December 31, 2012, 2013 and 2014 was $1,448, $1,315 and $3,353, respectively. The Company recorded share-based compensation expenses of $1,414, $3,482 and $5,306 for the years ended December 31, 2012, 2013 and 2014, respectively. As of December 31, 2014, there was $7,122 of share-based compensation related to nonvested shares that is expected to be recognized over a weighted average period of 3.3 years.